2010 Acquisition - Summary of Assets Acquired and liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2011
Assets purchased
Current assets	$ 12,513
Property and equipment	2,177
Intangible assets (note 9)	50,061
Goodwill-with no tax base (note 8)	34,173
Total assets purchased	98,924
Liabilities assumed
Current liabilities	9,868
Deferred income tax liability	15,030
Total liabilities assumed	24,898
Net non-cash assets acquired	74,026
Cash acquired	7,974
Consideration paid-cash	$ 82,000